Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000166588 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000166588 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166588 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000166590 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000166590 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166590 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000166589 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000166589 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166589 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)